Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
21.      ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2010, 2011 and 2012 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥467,813 thousand, ¥406,910 thousand and ¥563,051thousand ($6,832 thousand), respectively.